Deferred Government Grants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Deferred Government Grants [Abstract]
Summary of deferred government grants
	Six Months Ended June 30,
	2017	2018
	US$	US$

Balance at beginning of the period	2,108	1,957
Recognized as other operating income	(271)	-
Foreign currency translation difference	51	(24)
Balance at ending of the period	1,888	1,933

	For the years ended December 31,
	2015	2016	2017
	US$	US$	US$

Balance at beginning of the year	7,316	4,014	2,108
Recognized as other operating income	(2,880)	(1,650)	(281)
Foreign currency translation difference	(422)	(256)	130
Balance at ending of the year	4,014	2,108	1,957